Label	Element	Value
Virtus Income & Growth Fund
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Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated August 10, 2026, to the Summary and Statutory Prospectuses
(the “Prospectuses”) dated October 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective August 10, 2026, and as approved by the Board of Trustees of Virtus Investment Trust, Silvant Capital Management LLC (“Silvant”) and Seix Investment Advisors, a division of Virtus Fixed Income Advisers, LLC (“Seix”), will begin managing portions of the Fund’s assets. Silvant and Seix are affiliates of Virtus Investment Advisers, LLC (“VIA”), the Fund’s investment adviser. Silvant will manage the portion of the Fund’s assets invested in U.S. growth equities, while Seix will manage the portion of the Fund’s assets invested in high-income credits. Voya Investment Management Co. LLC (“Voya”) continues to manage the portion of the Fund’s assets invested in convertible securities, and VIA continues to serve as investment adviser of the Fund.

Related disclosure changes effective August 10, 2026, are described below.

The “Principal Investment Strategies” in the “Investments, Risks and Performance” section of the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Income & Growth Fund
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the fund’s debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the fund’s investments across these asset classes will vary from time to time, but as of the date of this prospectus, the fund expects its assets to be allocated approximately evenly to the following three strategies:

U.S. Growth Equities: This strategy’s subadviser invests the fund’s assets primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The portfolio managers attempt to include securities in the fund’s portfolio that exhibit the greatest combination of earnings growth potential, quality (as reflected by consistent business fundamentals), and attractive valuation. This strategy may also include non-U.S. securities, including through American Depositary Receipts (ADRs), as well as securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs).

Under normal circumstances, this strategy’s subadviser expects to employ a strategy of writing (selling) options on stocks and/or indexes related to the fund’s equity portfolio. The extent of the fund’s use of this strategy will vary depending on market conditions and other factors, and the fund may from time to time write options on only a portion, or none, of the fund’s equity portfolio. This strategy’s subadviser may also seek to generate additional income for the fund by buying equity-linked notes (ELNs) that are designed by this strategy’s subadviser to have the effect of writing (selling) options on a portion of its equity portfolio.

Convertible Securities: This strategy’s subadviser follows a disciplined, fundamental bottom-up research process, which facilitates the early identification of issuers demonstrating the ability to improve their fundamental characteristics. The portfolio managers use fundamental analysis and qualitative measures to assess and select issuers they believe exhibit high visibility of future expected operating performance. The fundamental research process generally includes: a breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; analysis of experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and macroeconomic climate analysis. Also, the portfolio managers typically look for the following in candidates: the potential for bond rating upgrades; debt reduction capabilities; the ability to secure other sources of capital; the potential to be recognized as an acquisition candidate; and corporate dividend policy. The subadvisers may consider selling a particular security when the portfolio managers perceive a change in company fundamentals; a decline in relative attractiveness to other issues; and/or a decline in industry fundamentals, or if any of the original reasons for purchase materially changes. The convertible securities in which the fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the fund’s assets invested in convertible and debt securities will typically be 10 years or less, although the weighted average maturity may vary depending on market and other conditions.

With respect to convertible securities, the portfolio managers evaluate each such security’s investment characteristics as a fixed income instrument as well as its potential for capital appreciation. Under normal market conditions, the portfolio managers seek to invest in securities that can participate in the upside of the underlying equity and provide downside protection from the bond.

High-Income Credits: Under normal circumstances, this strategy invests in various types of lower-rated, higher yielding debt instruments, including corporate obligations, first- and second- lien senior floating rate loans and other debt obligations. In selecting investments for purchase and sale, the subadviser will emphasize instruments which are within the segment of the high yield market it has targeted, which are loans and instruments rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”) or unrated instruments that the subadviser believes are of comparable quality. The fund’s loan investments will include both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. In addition, to implement this investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. It is expected that a high percentage of the fund’s investments in this strategy will be rated below investment grade. The fund’s fixed income portfolio will be managed with a duration that is close to the fund’s comparative benchmark, the ICE BofA US High Yield BB-B Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may also invest a portion of its assets in instruments that are restricted as to resale.

The “Principal Risks” section in the summary prospectus and the summary section of the statutory prospectus, and the list of risks will be replaced with the following:

Virtus Income & Growth Fund | Principal Risks
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Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below (in alphabetical order after the first ten risks).

Virtus Income & Growth Fund | Risk Lose Money [Member]
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Risk [Text Block]	oef_RiskTextBlock	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Virtus Income & Growth Fund | Market Volatility Risk
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> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), geopolitical risk, acts of terrorism, the spread of infectious illness or other public health issue, recessions, tariffs and other restrictions on trade, or the threat or potential of one or more such events and developments, could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Virtus Income & Growth Fund | Issuer Risk
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> Issuer Risk: The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Virtus Income & Growth Fund | Equity Securities Risk
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> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus Income & Growth Fund | Large Market Capitalization Companies Risk
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> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Virtus Income & Growth Fund | Growth Stocks Risk
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> Growth Stocks Risk: The fund’s investments in growth stocks may be more volatile than investments in other types of stocks, or may perform differently from the market as a whole and from other types of stocks.

Virtus Income & Growth Fund | High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk
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> High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield/high-risk securities than investment grade securities, and high-yield/high-risk securities are generally considered to be speculative.

Virtus Income & Growth Fund | Bank Loan Risk
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> Bank Loan Risk: In addition to the risks typically associated with high-yield/high-risk fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Virtus Income & Growth Fund | Covenant Lite Loans Risk
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> Covenant Lite Loans Risk: The lack of financial maintenance covenants in covenant lite loans increases the risk that the fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.

Virtus Income & Growth Fund | Debt Instruments Risk
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> Debt Instruments Risk: Debt instruments are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Virtus Income & Growth Fund | Convertible Securities Risk
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> Convertible Securities Risk: The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the fund.

Virtus Income & Growth Fund | Allocation Risk
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> Allocation Risk: If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

Virtus Income & Growth Fund | Counterparty Risk
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Risk [Text Block]	oef_RiskTextBlock	> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.
Virtus Income & Growth Fund | Credit Ratings and Unrated Securities Risk
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> Credit Ratings and Unrated Securities Risk: If a subadviser is unable to accurately assess the quality of an unrated fixed income security or the credit rating assigned by a rating agency does not reflect an issuer’s current financial condition or credit quality, the fund may invest in a security with greater risk than intended, or the securities may be more difficult to sell than anticipated.

Virtus Income & Growth Fund | Credit Risk
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> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus Income & Growth Fund | Currency Rate Risk
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Risk [Text Block]	oef_RiskTextBlock	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Virtus Income & Growth Fund | Depositary Receipts Risk
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Risk [Text Block]	oef_RiskTextBlock	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.
Virtus Income & Growth Fund | Derivatives Risk
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> Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards, and swap agreements, and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

Virtus Income & Growth Fund | Emerging Market Risk
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> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets. Such securities may also be subject to Sanctions Risk.

Virtus Income & Growth Fund | Equity Linked Notes (ELNs) Risk
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> Equity Linked Notes (ELNs) Risk: When the fund invests in ELNs, it receives cash but limits its opportunity to profit from an increase in the market value of the reference benchmark because of the limits relating to the call options written within the particular ELN. Investments in ELNs often have risks similar to the reference benchmark, which include market risk. Should the price of the reference benchmark move in an unexpected manner, the fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the fund’s entire principal investment.

Virtus Income & Growth Fund | Focused Investment Risk
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> Focused Investment Risk: To the extent the fund focuses its investments on a limited number of issuers, sectors, industries, geographic regions or portfolio themes, it may be subject to increased risk and volatility.

Virtus Income & Growth Fund | Foreign Investing Risk
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> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus Income & Growth Fund | Income Risk
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> Income Risk: Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

Virtus Income & Growth Fund | Interest Rate Risk
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Risk [Text Block]	oef_RiskTextBlock	> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Virtus Income & Growth Fund | Leverage Risk
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> Leverage Risk: When the fund leverages its portfolio by borrowing or by engaging in certain types of transactions or instruments, including derivatives, the fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

Virtus Income & Growth Fund | Liquidity Risk
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Risk [Text Block]	oef_RiskTextBlock	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Virtus Income & Growth Fund | Redemption Risk
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> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken. The effects of taxable gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s NAV and liquidity. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.

Virtus Income & Growth Fund | Sanctions Risk
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> Sanctions Risk: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the fund’s liquidity and performance.

Virtus Income & Growth Fund | Small and Medium Market Capitalization Companies Risk
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> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.